Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [Abstract]
Cash and cash equivalents

19.  Cash and cash equivalents

a) Cash and balances with banks

	R$ thousand
	On December 31
	2017	2016
Cash and due from banks in domestic currency	12,939,852	12,432,290
Cash and due from banks in foreign currency	2,088,498	2,085,650
Compulsory deposits with the Central Bank (1)	66,714,226	58,036,531
Other	375	180
Total	81,742,951	72,554,651

(1)   Compulsory deposits with the Brazilian Central Bank refer to a minimum balance that financial institutions must maintain at the Brazilian Central Bank based on a percentage of deposits received from third parties.

b) Cash and cash equivalents

	R$ thousand
	On December 31
	2017	2016
Cash and due from banks in domestic currency	12,939,852	12,432,290
Cash and due from banks in foreign currency	2,088,498	2,085,650
Interbank investments (1)	141,025,717	166,712,307
Other	375	180
Total	156,054,442	181,230,427

(1)  Refers to operations with maturity date on the effective date of investment equal to or less than 90 days and insignificant risk of change in the fair value. Of this amount, R$ 123,691,195 thousand (2016 - R$ 84,728,590 thousand) refers to reverse repurchase agreements registered as Financial assets pledged as collateral (Note 23) and R$ 17,334,522 thousand (2016 - R$ 81,983,717 thousand) as Loans and advances to banks.